Insurance Contracts - Summary of Results of the Insurance Liability Adequacy Test (Details) - KRW (₩) ₩ in Millions		Dec. 31, 2022	Dec. 31, 2021
Non-life insurance
Results Of Insurance Liability Adequacy Test [Line Items]
Recognized liabilities	[1]	₩ 24,370,920	₩ 23,680,213
Estimated adequate liabilities		10,471,176	16,036,743
Shortfall(surplus)		13,899,744	7,643,470
General Insurance [Member]
Results Of Insurance Liability Adequacy Test [Line Items]
Recognized liabilities	[1]	570,608	465,812
Estimated adequate liabilities		537,204	437,555
Shortfall(surplus)		33,404	28,257
K B Life Insurance Co., Ltd. [Member]
Results Of Insurance Liability Adequacy Test [Line Items]
Recognized liabilities		6,863,684	7,338,543
Estimated adequate liabilities		4,970,244	6,132,743
Shortfall(surplus)		1,893,440	1,205,800
K B Life Insurance Co., Ltd. [Member] | Fixed interest type Participating
Results Of Insurance Liability Adequacy Test [Line Items]
Recognized liabilities		30,720	30,828
Estimated adequate liabilities		43,889	51,443
Shortfall(surplus)		(13,169)	(20,615)
K B Life Insurance Co., Ltd. [Member] | Fixed interest type Non-participating
Results Of Insurance Liability Adequacy Test [Line Items]
Recognized liabilities		1,238,004	664,569
Estimated adequate liabilities		(6,488)	5,876
Shortfall(surplus)		1,244,492	658,693
K B Life Insurance Co., Ltd. [Member] | Variable interest type Participating
Results Of Insurance Liability Adequacy Test [Line Items]
Recognized liabilities		814,350	896,754
Estimated adequate liabilities		817,087	913,067
Shortfall(surplus)		(2,737)	(16,313)
K B Life Insurance Co., Ltd. [Member] | Variable interest type Non-participating
Results Of Insurance Liability Adequacy Test [Line Items]
Recognized liabilities		4,826,517	5,754,214
Estimated adequate liabilities		4,219,110	5,263,775
Shortfall(surplus)		607,407	490,439
K B Life Insurance Co., Ltd. [Member] | Varibale type
Results Of Insurance Liability Adequacy Test [Line Items]
Recognized liabilities		(45,907)	(7,822)
Estimated adequate liabilities		(103,354)	(101,418)
Shortfall(surplus)		57,447	93,596
KB Life Insurance Co Ltd Former Prudential Life Insurance Company of Korea Ltd [Member]
Results Of Insurance Liability Adequacy Test [Line Items]
Shortfall(surplus)		5,935,967	2,187,096
KB Life Insurance Co Ltd Former Prudential Life Insurance Company of Korea Ltd [Member] | Fixed interest type Participating
Results Of Insurance Liability Adequacy Test [Line Items]
Shortfall(surplus)		1,177	(7,687)
KB Life Insurance Co Ltd Former Prudential Life Insurance Company of Korea Ltd [Member] | Fixed interest type Non-participating
Results Of Insurance Liability Adequacy Test [Line Items]
Shortfall(surplus)		4,484,049	787,200
KB Life Insurance Co Ltd Former Prudential Life Insurance Company of Korea Ltd [Member] | Variable interest type Non-participating
Results Of Insurance Liability Adequacy Test [Line Items]
Shortfall(surplus)		185,675	128,963
KB Life Insurance Co Ltd Former Prudential Life Insurance Company of Korea Ltd [Member] | Varibale type
Results Of Insurance Liability Adequacy Test [Line Items]
Shortfall(surplus)		1,265,066	1,278,620
Automobile insurance
Results Of Insurance Liability Adequacy Test [Line Items]
Recognized liabilities	[1]	1,491,245	1,401,462
Estimated adequate liabilities		1,395,407	1,322,026
Shortfall(surplus)		95,838	79,436
Long-term Insurance
Results Of Insurance Liability Adequacy Test [Line Items]
Recognized liabilities	[1]	22,309,067	21,812,939
Estimated adequate liabilities		8,538,565	14,277,162
Shortfall(surplus)		₩ 13,770,502	₩ 7,535,777

[1]	In the case of
long-term
insurance, premium reserve and unearned premium reserve are recognized; the premium reserve is the amount of subtracting deferred acquisition costs and insurance contract loans from the net insurance premium reserve in accordance with Article
6-3
of the Regulations on Supervision of Insurance Business.